UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                  Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2001
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Teleos Management, L.L.C.
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Address:   55 Railroad Avenue, 2nd Floor
           --------------------------------------------------
           Greenwich, Connecticut 06830
           --------------------------------------------------

           --------------------------------------------------

Form 13F File Number:  28- 7608
                          ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Daniel Gressel
           --------------------------------------------------
Title:     Managing Member
           --------------------------------------------------
Phone:     203-629-6565
           --------------------------------------------------

Signature, Place, and Date of Signing:

         /s/ Daniel Gressel          Greenwich, Connecticut       2/14/02
       ------------------------   ------------------------------  ----------

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                 0
                                               -------------

Form 13F Information Table Entry Total:            18
                                               -------------

Form 13F Information Table Value Total:           $13,674
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed,
other than the manager filing this report.    NONE



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

                           Form 13F INFORMATION TABLE



              COLUMN 1                COLUMN 2    COLUMN 3 COLUMN 4      COLUMN 5      COLUMN 6  COLUMN 7          COLUMN 8
--------------------------------- -------------- --------- -------- ----------------- ---------- -------- -------------------------
                                                            VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER        VOTING AUTHORITY
    NAME OF ISSUER                TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED    NONE
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- ----------------
AGILENT TECHNOLOGIES INC          COM            00846U101     969      34000 SH       SOLE                  34000     0        0
-----------------------------------------------------------------------------------------------------------------------------------
COMPUWARE CORP                    COM            205638109     147      12500 SH       SOLE                  12500     0        0
-----------------------------------------------------------------------------------------------------------------------------------
FLEXTRONICS INTL LTD              ORD            Y2573F102     888      37000 SH       SOLE                  37000     0        0
-----------------------------------------------------------------------------------------------------------------------------------
GENERAL ELEC CO                   COM            369604103     409      10200 SH       SOLE                  10200     0        0
-----------------------------------------------------------------------------------------------------------------------------------
GENERAL ELEC CO                   OPTIONS - PUTS 3696040MS    2004      50000 SH  PUT  SOLE                  50000     0        0
-----------------------------------------------------------------------------------------------------------------------------------
I2 TECHNOLOGIES INC               COM            465754109     632      80000 SH       SOLE                  80000     0        0
-----------------------------------------------------------------------------------------------------------------------------------
INTEL CORP                        COM            458140100    1148      36500 SH       SOLE                  36500     0        0
-----------------------------------------------------------------------------------------------------------------------------------
LIMITED INC                       COM            532716107     462      31400 SH       SOLE                  31400     0        0
-----------------------------------------------------------------------------------------------------------------------------------
MAXIM INTEGRATED PRODS INC        COM            57772K101    1050      20000 SH       SOLE                  20000     0        0
-----------------------------------------------------------------------------------------------------------------------------------
ORACLE CORP                       COM            68389X105     177      12800 SH       SOLE                  12800     0        0
-----------------------------------------------------------------------------------------------------------------------------------
PARAMETRIC TECHNOLOGY CORP        COM            699173100      84      10800 SH       SOLE                  10800     0        0
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PEOPLESOFT INC                    COM            712713106     470      11700 SH       SOLE                  11700     0        0
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PHILIP MORRIS CO INC              COM            718154107     536      11700 SH       SOLE                  11700     0        0
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QLOGIC CORP                       COM            747277101     263       5900 SH       SOLE                   5900     0        0
-----------------------------------------------------------------------------------------------------------------------------------
TAIWAN SEMICONDUCTOR MFG LTD    SPONSORED ADR    874039100    3005     175000 SH       SOLE                 175000     0        0
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US BANCORP DEL                    COM NEW        902973304     607      29000 SH       SOLE                  29000     0        0
-----------------------------------------------------------------------------------------------------------------------------------
VIROLOGIC INC                     COM            92823R201      58      20000 SH       SOLE                  20000     0        0
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WAL MART STORES INC               COM            931142103     765      13300 SH       SOLE                  13300     0        0
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